Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
14. Fair Value Measurements

Financial instruments measured at fair value on a recurring basis.

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$1,344	$-	$-	$1,344
Government debentures	-	718		718
Corporate debentures	-	18,341		18,341

Total financials assets	$1,344	$19,059	$-	$20,403

	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$1,258	$-	$-	$1,258
Government debentures	-	789	-	789
Corporate debentures	-	14,766	-	14,766

Total financials assets	$1,258	$15,555	$-	$16,813